Share-Based Compensation - Summary of assumptions used for grant date fair value under binomial tree option pricing model (Detail) - Equity Incentive Plans [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value of ordinary share (US$)		$ 0.09
Risk-free interest rates	0.07%	0.66%
Expected volatility range	52.02%	59.20%
Expected dividend yield	0.00%	0.82%
Fair value per option granted (US$)		$ 0.02
Maximum [Member]
Fair value of ordinary share (US$)	$ 4.87
Fair value per option granted (US$)	2.56
Minimum [Member]
Fair value of ordinary share (US$)	4.34
Fair value per option granted (US$)	$ 2.44